Goodwill and Intangible Assets - Schedule of Activity in Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activity in Goodwill [Abstract]
Balance at beginning	$ 4,779,625	$ 4,797,078
Foreign exchange transactions	322,000	(17,453)
Balance at ending	$ 5,101,625	$ 4,779,625